Marketable Securities - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	May 31, 2013	Aug. 31, 2012	May 31, 2013	May 31, 2012	Apr. 30, 2012 Conversion option, Kemrock 5.5% bonds	May 31, 2013 Conversion option, Kemrock 5.5% bonds	May 31, 2012 Conversion option, Kemrock 5.5% bonds	May 31, 2013 Maximum
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, current	$ 49,100,000		$ 49,100,000	$ 30,500,000
Available-for-sale securities, long-term	64,000,000		64,000,000	89,600,000
Reclassification of other current assets into long term assets				76,000,000
Investment in affiliate					22,700,000		22,700,000
Investment in affiliate, interest rate					5.50%		5.50%
Debt securities, conversion date, earliest date					Jun. 04, 2012		Jun. 04, 2012
Debt securities, conversion date, latest date					Jun. 12, 2017		Jun. 12, 2017
Impairment of investments	18,500,000	40,300,000	51,092,000			13,700,000
Gross gains realized on sales of investments			12,300,000	4,100,000
Gross losses realized on sales of investments			600,000	5,000,000
Losses recognized for securities deemed to have other-than-temporary impairments			$ 14,300,000	$ 1,600,000
Investments with unrealized loss, percentage of fair values less than original cost								15.00%